TAXES	6 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from 2015 to 2023. The certificate is valid for another three years and is subject to further renewal.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the six months ended December 31, 2021 and 2020 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased corporate income taxes by $6,694 and $140,015 for the six months ended December 31, 2021 and 2020, respectively. The benefit of the tax holidays on net income (loss) per share (basic and diluted) was $0.00 and $0.00 for the six months ended December 31, 2021 and 2020, respectively. As of December 31, 2021 all of the Company’s tax returns of its PRC Subsidiaries, Hong Kong subsidiaries and U.S subsidiary remain open for statutory examination by relevant tax authorities.

The following table reconciles the statutory rate to the Company’s effective tax:

	For the six months ended December 31,
	2021	2020

Income tax expense computed based on PRC statutory rate	$473,281	$320,046
Effect of rate differential for Hong Kong and other outside PRC entities	(176,139)	(8,917)
Effect of PRC preferential tax rate	(6,694)	(140,015)
Change in valuation allowance	359,220	(56,940)
Surcharge on unpaid income tax	136,892	527,110
Permanent difference	28,833	(110,605)
Total income tax provisions	$815,393	$530,679

The provision for income tax consists of the following:

	For the six months ended December 31,
	2021	2020

Current income tax provision	$635,046	$544,419
Deferred income tax benefit	180,347	(13,740)
Total income tax expense	$815,393	$530,679

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 10 – TAXES (continued)

The components of deferred tax assets as of December 31, 2021 and June 30, 2021 consist of the following:

	December 31, 2021	June 30, 2021

Deferred tax assets:
Net operating losses	$1,521,425	$1,223,699
Assets impairment reserve	477,723	471,634
Depreciation and others	(45,760)	56,642
Valuation allowance	(1,522,787)	(1,146,317)
Deferred tax assets, net	$430,601	$605,658

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2021	June 30, 2021

Corporate income tax payable	$4,950,381	$4,256,487
Other tax payable	1,559	186,705
Total taxes payable	$4,951,940	$4,443,192

As of December 31, 2021 and June 30, 2021, the Company had accrued tax liabilities of approximately $5.0 million and $4.4 million, respectively, mostly related to the unpaid income tax and business tax and accrued surcharge for overdue tax payment in China. According to PRC taxation regulation and administrative practice and procedures, if the tax is not fully paid, tax authorities may impose interest and late payment penalties on the unpaid balance. The statute of limitation on the tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. For the six months ended December 31, 2021, the Company accrued and recorded surcharge for overdue tax payment of $136,892 associated with unpaid income tax liabilities, which was recorded as part of the income tax provision and reflected in the consolidated statements of comprehensive income. In practice, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance after the Company successfully completed its IPO and is in the process of negotiating a settlement plan agreement. Local tax authorities have not made a determination as of December 31, 2021. The Company cannot guarantee such settlement will ultimately occur.